Interest and Inflation Income (Details) - Schedule of income from interest - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hedged of Prepaid Fees [Member]
Financial assets at amortised cost
Financial assets at amortised cost	$ 2,140,545	$ 1,496,477	$ 1,684,410
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	271,731	90,367	2,866
Total financial cost	2,850,175	1,617,797	1,707,515
Hedged of Inflation [Member]
Financial assets at amortised cost
Financial assets at amortised cost	2,847,732	1,356,006	529,607
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	44,747	8,506	393
Total financial cost	1,236,481	1,286,723	508,465
Total [Member]
Financial assets at amortised cost
Financial assets at amortised cost	4,988,277	2,852,483	2,214,017
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	316,478	98,783	3,259
Total financial cost	4,086,656	2,904,520	2,215,980
Resale Agreements [Member] | Hedged of Prepaid Fees [Member]
Financial assets at amortised cost
Financial assets at amortised cost	1,063	190	124
Resale Agreements [Member] | Hedged of Inflation [Member]
Financial assets at amortised cost
Financial assets at amortised cost
Resale Agreements [Member] | Total [Member]
Financial assets at amortised cost
Financial assets at amortised cost	1,063	190	124
Debt financial instruments [Member] | Hedged of Prepaid Fees [Member]
Financial assets at amortised cost
Financial assets at amortised cost	62,876	15,078	69,276
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	270,026	87,311
Debt financial instruments [Member] | Hedged of Inflation [Member]
Financial assets at amortised cost
Financial assets at amortised cost	195,082	103,164	36,141
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	43,104	7,346
Debt financial instruments [Member] | Total [Member]
Financial assets at amortised cost
Financial assets at amortised cost	257,958	118,242	105,417
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	313,130	94,567
Interbank loans [Member] | Hedged of Prepaid Fees [Member]
Financial assets at amortised cost
Financial assets at amortised cost	925	429	36
Interbank loans [Member] | Hedged of Inflation [Member]
Financial assets at amortised cost
Financial assets at amortised cost
Interbank loans [Member] | Total [Member]
Financial assets at amortised cost
Financial assets at amortised cost	925	429	36
Commercial loans [Member] | Hedged of Prepaid Fees [Member]
Financial assets at amortised cost
Financial assets at amortised cost	954,978	662,170	719,250
Commercial loans [Member] | Hedged of Inflation [Member]
Financial assets at amortised cost
Financial assets at amortised cost	825,146	404,803	173,967
Commercial loans [Member] | Total [Member]
Financial assets at amortised cost
Financial assets at amortised cost	1,780,124	1,066,973	893,217
Mortgage loans [Member] | Hedged of Prepaid Fees [Member]
Financial assets at amortised cost
Financial assets at amortised cost	412,741	337,669	322,687
Mortgage loans [Member] | Hedged of Inflation [Member]
Financial assets at amortised cost
Financial assets at amortised cost	1,818,172	838,851	314,777
Mortgage loans [Member] | Total [Member]
Financial assets at amortised cost
Financial assets at amortised cost	2,230,913	1,176,520	637,464
Consumer loans [Member] | Hedged of Prepaid Fees [Member]
Financial assets at amortised cost
Financial assets at amortised cost	629,770	475,133	564,363
Consumer loans [Member] | Hedged of Inflation [Member]
Financial assets at amortised cost
Financial assets at amortised cost	1,090	559	338
Consumer loans [Member] | Total [Member]
Financial assets at amortised cost
Financial assets at amortised cost	630,860	475,692	564,701
Other Interest Income [Member] | Hedged of Prepaid Fees [Member]
Financial assets at amortised cost
Financial assets at amortised cost	78,192	5,808	8,674
Other Interest Income [Member] | Hedged of Inflation [Member]
Financial assets at amortised cost
Financial assets at amortised cost	8,242	8,629	4,384
Other Interest Income [Member] | Total [Member]
Financial assets at amortised cost
Financial assets at amortised cost	86,434	14,437	13,058
Other financial instruments [Member] | Hedged of Prepaid Fees [Member]
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	1,705	3,056	2,866
Other financial instruments [Member] | Hedged of Inflation [Member]
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	1,643	1,160	393
Other financial instruments [Member] | Total [Member]
Financial asset at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income	3,348	4,216	3,259
Hedging accounting [Member] | Hedged of Prepaid Fees [Member]
Financial asset at fair value through other comprehensive income
Hedging accounting	437,899	30,953	20,239
Hedging accounting [Member] | Hedged of Inflation [Member]
Financial asset at fair value through other comprehensive income
Hedging accounting	(1,655,998)	(77,789)	(21,535)
Hedging accounting [Member] | Total [Member]
Financial asset at fair value through other comprehensive income
Hedging accounting	$ (1,218,099)	$ (46,836)	$ (1,296)